INVESTMENT LOSS (Details) - USD ($) $ in Millions		12 Months Ended
	May. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment loss [Line Items]
Investment loss		$ 1.3
Nantong Hanwha PV-Tech Energy Co., Ltd. [Member]
Investment loss [Line Items]
Investment loss		1.6
Proceeds from sale of disposal	$ 1.0
Hanwha Solar Australia Pty Ltd. [Member]
Investment loss [Line Items]
Investment loss		$ (0.3)